Related Party Transactions and Balances (Other Payables Due to Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Other payables due to related parties	$ 0	$ 375,000
Shanda Media Group Limited [Member]
Related Party Transaction [Line Items]
Other payables due to related parties	$ 0	$ 375,000